RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

The sole officer has loaned the Company funds to cover expenses.  At September 30, 2017 and December 31, 2016, the amount owed is $1,500 and $0, respectively. The loans are unsecured, payable on demand, and carry no interest.